Parent Company Statements (Tables) (Oneida Financial Corp.)	12 Months Ended
Dec. 31, 2012
Oneida Financial Corp.
Condensed financial information
Schedule of condensed balance sheets

Condensed Balance Sheets

	December 31,
	2012	2011
Assets:
Cash	$5,507,954	$5,112,909
Investments in and advances to subsidiary	87,726,780	83,061,936
ESOP loan receivable	356,893	610,078
Other assets	514,383	346,190
Total assets	$94,106,010	$89,131,113

Liabilities and shareholders’ equity:
Other liabilities	$1,066,009	$1,169,925
Shareholders’ equity	93,040,001	87,961,188
Total liabilities and shareholders’ equity	$94,106,010	$89,131,113

Schedule of condensed statements of income

Condensed Statements of Income

	Years Ended December 31,
	2012	2011	2010
Revenue:
Dividends from subsidiary	$5,000,000	$—	$—
Interest on investments and deposits	20,300	71,743	41,288
Total revenue	5,020,300	71,743	41,288

Expenses:
Compensations and benefits	198,095	420,000	53,084
Other expenses	230,393	186,171	168,150
Total expenses	428,488	606,171	221,234
Income (loss) before taxes and equity in undistributed net income of subsidiary	4,591,812	(534,428)	(179,946)

Benefit for income taxes	(157,000)	(207,000)	(82,000)
Income (loss) before equity in undistributed net income of subsidiary	4,748,812	(327,428)	(97,946)
Equity in undistributed net income:
Subsidiary bank	1,011,606	6,056,709	3,858,634

Net income attributable to Oneida Financial Corp.	$5,760,418	$5,729,281	$3,760,688

Schedule of condensed statements of cash flow

Condensed Statements of Cash Flow

	Years Ended December 31,
	2012	2011	2010
Operating activities:
Net income attributable to Oneida Financial Corp.	$5,760,418	$5,729,281	$3,760,688
Adjustments to reconcile net income to net cash provided by operating activities:
ESOP shares earned	350,113	343,042	302,739
Other assets/liabilities, net	(285,192)	219,791	(177,651)
Equity in undistributed net income of subsidiary bank	(1,011,606)	(6,056,709)	(3,858,634)
Net cash provided by operating activities	4,813,733	235,405	27,142

Investing activities:
Purchase of securities available for sale	—	—	(2,000,000)
Maturities and calls of securities available for sale	—	2,000,000	—
Investment in subsidiary bank	(350,113)	2,157,458	(13,539,841)
Decrease (increase) in ESOP loan	253,185	319,780	(929,858)
Change in due from related parties	—	(22,883)	(794,257)
Net cash (used in) provided by investing activities	(96,928)	4,454,355	(17,263,956)

Financing activities:
Dividends paid	(3,282,056)	(3,365,128)	(2,108,687)
Increase in noncontrolling interest	—	—	500
Redemption of noncontrolling interest	—	(2,500,500)	—
Repurchase of common shares	(1,039,703)	(2,267,285)	—
Exercise of stock options (using treasury stock)	—	—	170,035
Purchase of treasury stock	—	—	(155,877)
Net proceeds of stock offering and conversion	—	—	27,737,108
Net cash (used in) provided by financing activities	(4,321,759)	(8,132,913)	25,643,079
Net increase (decrease) in cash and cash equivalents	395,046	(3,443,153)	8,406,265
Cash and cash equivalents at beginning of year	5,112,909	8,556,062	149,797
Cash and cash equivalents at end of year	$5,507,955	$5,112,909	$8,556,062

Supplemental disclosures of cash flow information:
Non-cash financing activities:
Dividends declared and unpaid	$842,952	$829,868	$859,774